SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (2,383,566)	$ (61,507,395)	$ (6,054,266)
Retained earnings (Deficits)		(47,666,657)
Net cash used in operating activities		(1,905,912)	(2,072,220)
Working capital	12,872,217
Short-term investments	50,111	48,145
Allowance for doubtful accounts	7,580,664	6,617,485	255,322
Provision for inventory recognized	0	0
Impairment on intangible assets	10,346,769	$ 10,346,769	$ 2,771,019
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		General and Administrative Expense	General and Administrative Expense
Impairment of long-lived assets	0
Value-added taxes, rate				13.00%	16.00%	17.00%
Expected dividend yield	$ 0
Holding percentage of SIG token issued and outstanding	30.00%
Revenue	$ 22,684	$ 337,216	$ 496,740
Net deferred tax asset	1,240,000
Deferred tax expenses	0	322,897
Advertising costs	42,488	$ 19,972	$ 77,781
Accumulated other comprehensive loss	$ (2,326,968)